General	12 Months Ended
Dec. 31, 2013
General [Abstract]
General

1. General

The Company

We are an independent aircraft leasing company with $9.5 billion of total assets on our balance sheet mainly consisting of 236 owned aircraft. We are a New York Stock Exchange-listed company (AER) headquartered in The Netherlands with offices in Ireland, the United States, China, Singapore and the United Arab Emirates.

These consolidated financial statements include the accounts of AerCap Holdings N.V. and its subsidiaries (“AerCap” or the “Company”). AerCap Holdings N.V. is a Netherlands public limited liability company (“naamloze vennootschap” or “N.V.”) formed on July 10, 2006 for the purpose of acquiring all of the assets and liabilities of AerCap Holdings C.V. AerCap Holdings C.V. is a limited partnership (“commanditaire vennootschap”) formed under the laws of The Netherlands on June 27, 2005 for the purposes of acquiring the share capital, subordinated debt and senior debt of debis AirFinance B.V. (“AerCap B.V.”), which occurred on June 30, 2005 (the “2005 Acquisition”). In anticipation of our initial public offering, we changed our corporate structure from a Netherlands partnership to a Netherlands public limited liability company. This change was effected through the acquisition of all of the assets and liabilities of AerCap Holdings C.V. by AerCap Holdings N.V. on October 27, 2006. In accordance with ASC 805, “Business Combinations”, this acquisition was a transaction under common control and accordingly, AerCap Holdings N.V. recognized the acquisition of the assets and liabilities of AerCap Holdings C.V. at their carrying values and no goodwill or other intangible assets were recognized.

On December 16, 2013, we entered into a definitive agreement with American International Group, Inc. (“AIG”) (NYSE: AIG) under which AerCap will acquire 100% of the common stock of International Lease Finance Corporation (“ILFC”), a wholly-owned subsidiary of AIG (the “ILFC Transaction”). Under the terms of the agreement, AIG will receive $3.0 billion in cash and 97,560,976 AerCap shares. The ILFC Transaction is expected to close in the second quarter of 2014, subject to receipt of necessary regulatory approvals and satisfaction of other customary closing conditions.

Variable interest entities

AerDragon.  In May 2006, we signed a joint venture agreement with China Aviation Supplies Holding Company (“CAS”) and affiliates of Crédit Agricole Corporate and Investment Bank (“CA-CIB”) establishing AerDragon (“AerDragon”) with initial registered capital of $50.0 million. The registered capital of AerDragon was increased to $120.0 million in 2010, to $130.0 million in 2011, to $183.5 million in 2013 and to $223.5 million in early 2014. During 2013 the joint venture agreement was amended to include East Epoch Limited who agreed to become a shareholder in AerDragon. As of December 31, 2013, AerDragon was 50% owned by CAS, 20.3% owned by us, 20.3% owned by CA-CIB, and 9.4% owned by East Epoch Limited. As at the date of this report CAS owned 50% of AerDragon, with the other 50% owned equally by us, CA-CIB, and East Epoch Limited. We provide certain aircraft- and accounting-related services to the joint venture, and act as guarantor to the lenders of AerDragon, related to debt secured by the aircraft which AerDragon purchased directly from us. This joint venture enhances our presence in the increasingly important Chinese market and will enhance our ability to lease our aircraft and engines throughout the entire Asia/Pacific region. On December 30, 2013, AerDragon signed a purchase agreement with Boeing for ten new B737-800 aircraft to be delivered in the years 2014 to 2016. AerDragon had 20 aircraft on lease to 9 airlines as of December 31, 2013, including one acquired from AerCap during the first quarter of 2013. In addition to the aircraft on lease as of December 31, 2013, AerDragon had 13 aircraft yet to be delivered including one A330 that AerDragon contracted to purchase from AerCap.

We have reassessed our ownership and have determined that AerDragon remains a variable interest entity, in which we continue not to have control and are not to be primary beneficiary of AerDragon. Accordingly, we account for our investment in AerDragon under the equity method of accounting. With the exception of debt for which we act as guarantor, the obligations of AerDragon are non-recourse to us.

AerCap Partners I.  In June 2008, AerCap Partners I Holding Limited (“AerCap Partners I”), a 50% joint venture entered into between us and Deucalion Aviation Funds, acquired a portfolio of 19 aircraft from TUI Travel. The aircraft acquired were leased back to TUI Travel for varying terms. As of December 31, 2013, six Boeing 757-200 aircraft have been sold, and 11 Boeing 737-800 and two Boeing 767-300ER remain in the portfolio. The initial aircraft portfolio was financed through a $425.7 million senior debt facility and $125.6 million of subordinated debt consisting of $62.8 million from us and $62.8 million from our joint venture partner. On the applicable maturity date under the senior debt facility, which for the first tranche is April 2015 and for the second tranche was April 2012, or, earlier, in case of an AerCap insolvency, if the joint venture partners do not make additional subordinated capital available to the joint venture. AerCap can be required to purchase the aircraft from the joint venture for a price equal to the outstanding senior debt facility balance plus certain expenses and taxes related to the purchase. We have also entered into agreements to provide management and marketing services to AerCap Partners I. At December 31, 2013, AerCap Partners I had $163.9 outstanding under its senior debt facility.

The second tranche of senior debt was refinanced in April 2012, and as part of the refinancing, AerCap Partners 767 Limited, (“AerCap Partners 767”), was incorporated. AerCap Partners 767 acquired two Boeing 767 aircraft with leases attached (from AerCap Partners I) which were financed through a $36.0 million senior debt facility and $30.9 million of subordinated debt consisting of $15.45 million from us and $15.45 million from our joint venture partner. $30.9 million of AerCap Partners I's subordinated debt was redeemed upon sale of the two Boeing 767 aircraft to AerCap Partners 767.

We have determined that AerCap Partners I and AerCap Partners 767 are variable interest entities in which we have control and are the primary beneficiary. As such, we have consolidated AerCap Partners I’s and AerCap Partners 767’s financial results in our consolidated financial statements.

Joint ventures with Waha.  In 2010, we entered into two joint ventures with Waha Capital PJSC (“Waha”), with us owning 50% in AerLift Leasing Jet Ltd. ("AerLift Jet") and 40% in AerLift Leasing Ltd. ("AerLift"). AerLift Jet owned four CRJ aircraft, and AerLift owned eight aircraft as of December 31, 2013. We have determined that the joint ventures are variable interest entities. For AerLift Jet we do have control and are the primary beneficiary. As such, we consolidate the financial results of AerLift Jet in our consolidated financial statements. For AerLift we do not have control and are not the primary beneficiary and accordingly, we account for our investment in AerLift under the equity method of accounting.

Other joint ventures.  In 2010, we entered into two 50% joint ventures with two separate joint venture partners. The two joint ventures collectively owned six aircraft, consisting of three A330 and three A320 aircraft. On June 1, 2011 we sold our 50% interest in three A330 aircraft that had been part of one of the joint ventures. We have determined that the remaining joint venture is a variable interest entity in which we have control and we are the primary beneficiary. As such, we consolidate the financial results of this joint venture in our consolidated financial statements.

As further discussed in Note 13, we hold equity and subordinated debt investments in ALS II and AerFunding. ALS II and AerFunding are variable interest entities in which we have control and we are the primary beneficiary. As such, we consolidate the financial results of these entities in our consolidated financial statements.

We also have an economic interest in AerCo. AerCo is a variable interest entity for which we determined that we do not have control and are not the primary beneficiary and, accordingly, we do not consolidate the financial results of AerCo in our consolidated financial statements. Historically the investment in AerCo has been written down to zero, because we do not expect to realize any value.

We also own 42.3% of AerData, an integrated software solution provider for the aircraft leasing industry, which provides and manages our main corporate management system (“CMS”). AerData’s impact to our financial results is not material.

We guarantee debt obligations on behalf of joint venture entities in the total amount of $308.6 million as of December 31, 2013.

The effect on equity attributable to us due to changes in ownership interest in subsidiaries was nil in the years ended December 31, 2011, 2012 and 2013.

AeroTurbine Transaction

On August 2, 2011, we entered into an agreement with International Lease Finance Corporation (“ILFC”) for the sale of our wholly-owned subsidiary AeroTurbine, Inc (“AeroTurbine”). The AeroTurbine Transaction was completed on October 7, 2011. The purchase price for all of the outstanding shares of AeroTurbine was $228.0 million. As a result of the sale we recognized a loss from discontinued operations of $52.8 million in the year ended December 31, 2011. The loss consisted of: (1) $22.5 million of bank fees, legal fees and contractual incentive payments to AeroTurbine management, (2) a $8.7 million deferred tax asset write-off as a result of the transfer of tax losses to the buyer and (3) a $21.6 million book loss. The sale resulted in a $119.9 million increase of our cash position, net of incentive payments and net of AeroTurbine’s cash held at the transaction date. The completion of the sale followed receipt of all necessary regulatory approvals and satisfaction of all other closing conditions. As a result of the agreement with ILFC and based on ASC 205-20, which governs financial statements for discontinued operations, we have reclassified the results of AeroTurbine into discontinued operations in Consolidated Income Statements. If we complete the ILFC Transaction, AeroTurbine will again become one of our subsidiaries.

ALS Transaction

On November 14, 2012, we signed and completed an agreement with an entity incorporated at the direction of Guggenheim Partners, LLC (“Guggenheim”) for the sale of our equity interest in Aircraft Lease Securitisation Limited (“ALS”) by transferring 100% of our interest in the E-Notes, the equity securities issued by ALS, to Guggenheim. The total proceeds comprised of the cash received and a contingent asset (the “ALS Note Receivable”), which entitles us to receive future cash flows based on the performance of ALS. The total proceeds were in excess of the fair value of the E-Notes sold and included a financing from Guggenheim to us ( the “ALS Coupon Liability”). The repayments of the ALS Coupon Liability are equal to a specified amount of $2.5 million per month until the earlier of December 2016 or the month in which the senior securities issued by ALS, the G-Notes, which were held by third parties, are fully repaid. After the repayment of the ALS Coupon Liability, the ALS Note Receivable entitles us to receive future cash up to the total amount paid under the ALS Coupon Liability. As a result of the transaction, we concluded that substantial risk of ownership is transferred to Guggenheim. The transaction thus resulted in the sale and deconsolidation of ALS, which included 50 aircraft with a net book value of approximately $1.0 billion and debt of approximately $0.5 billion prior to the sale. As of December 31, 2013, the ALS Coupon Liability was valued at $71.1 million and the ALS Note Receivable was valued at $72.8 million.

The ALS transaction resulted in a loss, net of tax, of $54.6 million, including transaction expenses of $13.5 million. The ALS Coupon Liability was initially recognized at fair value, at the transaction date, of $97.1 million, using a discount rate of 5.5%. The ALS Coupon Liability is recorded as debt in our Consolidated Balance Sheets. The corresponding ALS Note Receivable was initially recognized at fair value, at the transaction date, of $67.3 million, using a discount rate of 6.8%. The ALS Note Receivable is recorded as notes receivable in our Consolidated Balance Sheets. The ALS Coupon Liability and ALS Note Receivable are both subsequently measured at amortized cost using the retrospective effective interest method.

LATAM Transaction

On May 28, 2013, we entered into a $2.6 billion purchase and leaseback agreement with LATAM Airlines Group (“LATAM”) for 25 widebody aircraft, including 15 deliveries scheduled between 2014 and 2018. The aircraft consist of nine new Airbus A350-900s, four new Boeing 787-9s, and two new Boeing 787-8s from LATAM’s order backlog, and ten Airbus A330-200s with an average age of four years from LATAM’s existing fleet, which were purchased and leased back in June 2013. In accordance with ASC 805-50, we allocated the portfolio purchase price of $2.6 billion to individual aircraft acquired based on their relative fair values which were based on independent appraised values. As part of the transaction, we made payments of $659 million in June 2013, allocated $577 million to flight equipment held for operating leases relating to the ten aircraft delivered, and accounted for the other $82 million as prepayments on flight equipment for the remaining 15 aircraft to be delivered.

Guggenheim Transaction

On June 27, 2013, we completed a transaction under which we sold eight Boeing 737-800 aircraft to ACSAL HOLDCO, LLC (“ACSAL”), an affiliate of Guggenheim, in exchange for cash and in addition we made a capital contribution of 19.4% in the equity of ACSAL. The aircraft are subject to long term leases to American Airlines. We will continue to service the Boeing 737-800 portfolio. Based on ASC 840 we concluded that we did not retain a substantial risk of ownership and therefore the assets were deconsolidated and a $10.5 million gain on sale was recognized.

We have assessed our ownership in ACSAL, and have determined that it is a variable interest entity. We further determined that while we do not have control and are not the primary beneficiary of ACSAL, we do have significant influence and accordingly, we account for our investment in ACSAL under the equity method of accounting.

Risks and uncertainties

Aircraft leasing is a capital-intensive business and we have significant capital requirements. In order to meet our forward purchase commitments, we will need to access committed debt facilities, secure additional financing for pre-delivery payment obligations, use our existing available cash balances, cash generated from aircraft leasing and sales, and, if necessary, the proceeds from potential capital market transactions. If we cannot meet our obligations under our forward purchase commitments, we will not recover the value of prepayments on flight equipment on our balance sheets and may be subject to other contract breach damages.

We are dependent upon the viability of the commercial aviation industry, which determines our ability to service existing and future operating leases of our aircraft. Although the aviation market recovered significantly from late 2009, a deterioration of economic conditions and the movement in oil prices could cause our lessees to default under their leases with us, which could negatively impact our cash flows and results of operations. Furthermore, the value of the largest asset on our balance sheet—flight equipment held for operating leases—is subject to fluctuations in the values of commercial aircraft worldwide. A material decrease in aircraft values could have a downward effect on lease rentals and residual values and may require that the carrying value of our flight equipment be materially reduced.

The values of trade receivables, notes receivable, intangible lease premium assets and the provision for onerous contracts are dependent upon the financial viability of related lessees, which is directly tied to the health of the commercial aviation market worldwide.

We have significant tax losses carried forward in some of our subsidiaries, which are recognized as tax assets on our balance sheet. The recoverability of these assets is dependent upon the ability of the related entities to generate a certain level of taxable income in the future. If those entities cannot generate such taxable income, we will not realize the value of those tax assets and a corresponding valuation allowance and tax charge will be required.

We periodically perform reviews of the carrying values of our aircraft and customer receivables, the recoverable value of deferred tax assets and the sufficiency of accruals and provisions, substantially all of which are sensitive to the above risks and uncertainties.